Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, its variable interest entity (“VIE”) and the VIE’s subsidiaries (collectively referred to as the “Group”) as follows:

Name of entities	Place of incorporation	Date of incorporation	Relationship	% of direct or indirect economic ownership	Principal activities
Shenzhen Xunlei Networking Technologies, Co., Ltd (“Shenzhen Xunlei”)	China	January 2003	VIE	100%	Development of software, provision of online and related advertising, membership subscription and online game services; as well as sales of software licenses
Giganology (Shenzhen) Co. Ltd (“Giganology Shenzhen”)	China	June 2005	Subsidiary	100%	Development of computer software and provision of information technology services to related companies
Shenzhen Fengdong Networking Technologies, Co., Ltd. (“Fengdong”)	China	December 2005	VIE’s subsidiary	100%	Development of software for related companies

Shenzhen Xunlei Kankan Information Technologies Co., Ltd (formerly known as “155 Networking (Shenzhen) Co., Ltd”)	China	August 2008	VIE’s subsidiary	100%	Development of software for related companies
Xunlei Software (Beijing) Co., Ltd (“Xunlei Beijing”)	China	June 2009	VIE’s subsidiary	100%	Development of software for related companies

Xunlei Software (Shenzhen) Co., Ltd (“Xunlei Software”)	China	January 2010	VIE’s subsidiary	100%	Provision of software technology development for related companies

Xunlei Software (Nanjing) Co., Ltd. (“Xunlei Nanjing”)	China	January 2010	VIE’s subsidiary	100%	Development of computer software and online games for related companies and provision of advertising services (note a)
Xunlei Games Development (Shenzhen) Co., Ltd.	China	February 2010	VIE’s subsidiary	70%	Development of online game and computer software for related companies and provision of advertising services
Xunlei Network Technologies Limited (“Xunlei BVI”)	British Virgin Islands	February 2011	Subsidiary	100%	Holding company

Xunlei Network Technologies Limited (“Xunlei HK”)	Hongkong	March 2011	Subsidiary	100%	Development computer software of related companies and provision of advertising services
Xunlei Computer (Shenzhen) Co., Ltd (“Xunlei Computer”)	China	November 2011	Subsidiary	100%	Development of computer software and provision of information technology services to related companies
Shenzhen Wangxin Technologies Co., Ltd (“Wangxin”)	China	September 2013	VIE’s subsidiary	100%	Development of computer software and provision of information technology services to related companies

Note a:	In January 2011, the equity owners of Xunlei Nanjing resolved to liquidate the subsidiary. In May 2012, Xunlei Nanjing was approved to be de-registered by the relevant government authorities. There was no significant financial impact to the consolidated financial statements of the Group.
Note b:	The English names of the PRC companies represent management’s translation of the Chinese names of these companies as these companies have not adopted formal English names.